Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs by producing area

	12.31.2025	12.31.2024
Onshore	675	493
Shallow waters	8,106	7,266
Deep and ultra-deep post-salt	12,748	12,071
Pre-salt	6,984	6,373
Total	28,513	26,203
Current	2,950	1,696
Non-current	25,563	24,507

Schedule of changes in the provision for decommissioning costs are presented

	2025	2024
Opening balance	26,203	23,203
Adjustment to provision	(610)	9,373
Transfers related to liabilities held for sale	97	(407)
Use of provisions	(1,763)	(1,464)
Interest accrued	1,295	970
Others	(14)	26
Translation adjustment	3,305	(5,498)
Closing balance	28,513	26,203

Schedule of due date estimates for the obligations

	2026	2027	2028	2029	2030	2031 onwards	12.31.2025
Provision for decommissioning costs	2,950	2,410	2,059	1,835	1,506	17,752	28,513

Schedule of sensitivities in this key assumption

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,739)	(1,574)	(165)
Decrease of 0.5 percentage points	1,914	1,747	167
(1) Includes liabilities held for sale.